UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road , Building A 2nd Floor	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2010

Date of reporting period: 02/28/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2010 (Unaudited)

	Shares	Market Value

Common Stock - 90.48%

Aerospace & Defense - 4.67%
Rockwell Collins, Inc.	10,000	$562,800

Banks - 0.46%
CapitalSource, Inc.	10,000	55,000

Beverages - 2.49%
* Constellation Brands, Inc.	20,000	300,800

Biotechnology - 3.42%
* Biogen Idec, Inc.	7,500	412,575

Cosmetics - 2.30%
Alberto-Culver Co.	10,000	277,200

Electric - 2.71%
Edison International	10,000	326,300

Electronics - 4.26%
Amphenol Corp.	9,000	374,850
* Flextronics International Ltd.	20,000	139,200
		514,050
Entertainment - 3.60%
Dreamworks Animation, SKG-A	10,000	434,600

Environmental Control - 3.50%
Republic Services, Inc.	15,000	422,100

Food - 3.08%
McCormick & Co., Inc.	10,000	371,100

Gas - 3.77%
Energen Corp.	10,000	454,600

Hand & Machine Tools - 8.31%
Black & Decker Corp.	8,000	579,760
Snap-On, Inc.	10,000	422,200
		1,001,960
Healthcare - Products - 9.50%
Dentsply International, Inc.	10,000	330,900
* Henry Schein, Inc.	6,000	340,980
STERIS Corp.	15,000	474,150
		1,146,030

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2010 (Unaudited)

	Shares	Market Value

Common Stock - 90.48% (Continued)

Healthcare - Services - 3.77%
Quest Diagnostics, Inc.	8,000	$454,000

Household Products - 7.91%
Clorox Co.	8,000	490,480
* Energizer Holdings, Inc.	8,000	463,600
		954,080
Iron & Steel - 2.03%
Steel Dynamics, Inc.	15,000	244,950

Mining - 3.19%
Cameco Corp.	14,000	384,720
* Silver Wheaton Corp.	15,000	227,550
		612,270
Miscellaneous Manufacturing - 4.50%
Parker Hannifin Corp.	9,000	542,790

Oil & Gas - 3.24%
Rowan Companies, Inc.	15,000	390,300

Oil & Gas Services - 3.41%
* Cameron International Corp.	10,000	411,300

Retail - 2.43%
Ross Stores, Inc.	6,000	293,460

Semiconductors - 4.75%
* LSI Corp.	50,000	269,500
* MEMC Electronic Materials, Inc.	25,000	302,750
		572,250
Telecommunications - 1.29%
Frontier Communications Corp.	20,000	155,800

Total Common Stock (Cost $10,253,666)		10,910,315

Exchange-Traded Funds - 2.72%
* SPDR Gold Trust	3,000	328,290

Total Exchange-Traded Funds (Cost $244,645)		328,290

Investment Company - 6.99%
** Evergreen Money Market Fund Class I, 0.01%
(Cost $843,410)	843,410	843,410

Total Investments (Cost $11,341,721) - 100.19%		12,082,015
Liabilities in Excess of Other Assets, net - (0.19)%		(23,472)

Net Assets - 100.00%		$12,058,543

* Non-income producing investment.
** Rate shown represents the rate at February 28, 2010 is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2010 (Unaudited)
	% of Net
Industry	Assets	Market Value

Aerospace & Defense	4.67%	$562,800
Banks	0.46%	55,000
Beverages	2.49%	300,800
Biotechnology	3.42%	412,575
Comestics	2.30%	277,200
Electric	2.71%	326,300
Electronics	4.26%	514,050
Entertainment	3.60%	434,600
Environmental Control	3.50%	422,100
Exchange-Traded Funds	2.72%	328,290
Food	3.08%	371,100
Gas	3.77%	454,600
Hand & Machine Tools	8.31%	1,001,960
Healthcare - Products	9.50%	1,146,030
Healthcare - Services	3.77%	454,000
Household Products	7.91%	954,080
Investment Company	6.99%	843,410
Iron & Steel	2.03%	244,950
Mining	5.08%	612,270
Miscellaneous Manufacturing	4.50%	542,790
Oil & Gas	3.24%	390,300
Oil & Gas Services	3.41%	411,300
Retail	2.43%	293,460
Semiconductors	4.75%	572,250
Telecommunications	1.29%	155,800
Total	100.19%	$12,082,015

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2010 (Unaudited)

	Shares	Value

Common Stock - 89.40%

Apparel - 4.16%
* Deckers Outdoor Corp.	3,000	$360,600

Biotechnology - 7.86%
* Crucell NV ADR	10,000	191,200
* Cubist Pharmaceuticals, Inc.	10,000	210,400
* GTx, Inc.	20,000	80,000
* Martek Biosciences Corp.	10,000	198,300
		679,900
Commercial Services - 3.11%
Deluxe Corp.	15,000	269,250

Distribution & Wholesale - 3.67%
Watsco, Inc.	5,500	318,120

Electronics - 7.81%
* Dionex Corp.	5,000	341,500
* Itron, Inc.	5,000	334,750
		676,250
Engineering & Construction - 5.34%
* Chicago Bridge & Iron Co. ADR	14,000	303,660
* Tudor Perini Corp.	8,000	158,160
		461,820
Food - 8.20%
B&G Foods, Inc. - Class A	20,000	186,200
Del Monte Foods Co.	20,000	234,400
Tootsie Roll Industries, Inc.	10,609	288,671
		709,271
Forest Products & Paper - 6.05%
* Kapstone Paper and Packaging Corp.	30,000	274,800
Rayonier, Inc.	6,000	249,420
		524,220

Healthcare - Services - 2.05%
* Sun Healthcare Group, Inc.	20,000	177,800

Household Products - 7.32%
Jarden Corp.	10,000	320,600
WD-40 Co.	10,000	313,200
		633,800
Insurance - 4.32%
Platinum Underwriters Holdings Ltd.	10,000	373,900

Iron & Steel - 3.45%
Carpenter Technology Corp.	10,000	298,700

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2010 (Unaudited)

	Shares	Value

Common Stock - 89.40% (Continued)

Oil & Gas - 5.77%
Cabot Oil & Gas Corp.	6,000	$240,840
* McMoRan Exploration Co.	15,000	259,200
		500,040
Oil & Gas Services - 1.61%
Gulf Island Fabrication, Inc.	7,000	139,650

Pharmaceuticals - 2.75%
* VCA Antech, Inc.	10,000	238,200

Pipelines - 1.30%
Eagle Rock Energy Partners LP	20,000	112,400

Retail - 3.38%
The Buckle, Inc.	10,000	292,700

Utilities - 11.27%
Black Hills Corp.	10,000	278,700
NorthWestern Corp.	10,000	250,500
South Jersey Industries, Inc.	8,000	318,960
Southwest Water Co.	18,940	127,277
		975,437

Total Common Stock (Cost $7,518,850)		7,742,058

Exchange-Traded Funds - 2.51%
Market Vectors Agribusiness ETF (Cost $129,760)	5,000	217,050

Investment Company - 8.28%
** Evergreen Money Market Fund Class I, 0.01%
(Cost $716,942)	716,942	716,941

Total Investments (Cost $8,365,552) - 100.19%		8,676,049
Liabilities in excess of Other Assets, net - (0.19)%		(16,740)
Net Assets - 100.00%		$8,659,309

* Non-income producing investment.
** Rate shown represents the rate at February 28, 2010 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipts
LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)

Capital Management Small-Cap Fund

As of February 28, 2010 (Unaudited)
	% of Net
Industry	Assets	Value

Apparel	4.16%	$360,600
Biotechnology	7.85%	679,900
Commercial Services	3.11%	269,250
Distribution & Wholesale	3.67%	318,120
Electronics	7.81%	676,250
Engineering & Construction	5.34%	461,820
Exchange-Traded Funds	2.51%	217,050
Food	8.19%	709,271
Forest Products & Paper	6.05%	524,220
Healthcare - Services	2.05%	177,800
Household Products	7.32%	633,800
Insurance	4.32%	373,900
Investment Company	8.28%	716,941
Mining	3.45%	298,700
Oil & Gas	5.77%	500,040
Oil & Gas Services	1.61%	139,650
Pharmaceuticals	2.75%	238,200
Pipelines	1.30%	112,400
Retail	3.38%	292,700
Utilities	11.27%	975,437
Total	100.19%	$8,676,049

See Notes to Schedules of Investments.

Capital Management Funds
Notes to Schedules of Investments
February 28, 2010 (Unaudited)

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds
Notes to Schedules of Investments
February 28, 2010 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2010:

Capital Management Mid-Cap Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$10,910,315	$-	$10,910,315
Exchange-Traded Funds	328,290	-	328,290
Investment Company	-	843,410	843,410
Totals	$11,238,605	$843,410	$12,082,015

Capital Management Small-Cap Fund
Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$7,742,058	$-	$7,742,058
Exchange-Traded Funds	217,050	-	217,050
Investment Company	-	716,941	716,941
Totals	$7,959,108	$716,941	$8,676,049

(a)
As of and during the period ended February 28, 2010, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

Federal Income Tax
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 28, 2010 are noted below.

	Federal	Aggregate Gross Unrealized
	Tax Cost	Appreciation	Depreciation
Mid-Cap Fund	$11,341,721	$1,419,062	$(678,768)

Small-Cap Fund	8,365,552	1,257,459	(946,962)

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)       A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 26, 2010